Equity Capital Structure, 2020 June Equity Offering (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jun. 26, 2020	Sep. 22, 2017	Dec. 31, 2023	Dec. 31, 2022	Mar. 07, 2023	Jun. 23, 2020
Equity Capital Structure [Abstract]
Number of units included in June Equity Offering (in shares)						5,911,000
Prefunded Warrant [Member]
Equity Capital Structure [Abstract]
Number of securities included in each unit offered (in shares)						1
Number of securities called by each warrant (in shares)						1
Warrant exercise price per share (in dollars per share)						$ 0.1
Class A Warrant [Member]
Equity Capital Structure [Abstract]
Number of securities included in each unit offered (in shares)						1
Number of securities called by each warrant (in shares)						1
Warrant exercise price per share (in dollars per share)					$ 2.53	$ 3.5
Issuance of warrants (in shares)	5,911,000
Term of warrant			5 years
Warrants exercised (in shares)			0	0
Warrants outstanding (in shares)			62,344	62,344
Class A and Prefunded Warrant [Member]
Equity Capital Structure [Abstract]
Warrant exercise price per share (in dollars per share)						$ 3.4
Common Stock [Member]
Equity Capital Structure [Abstract]
Number of securities included in each unit offered (in shares)						1
Issuance of common stock (in shares)		240,000	2,013,788
Gross proceeds from issuance of common stock and warrants			$ 0.9
Net proceeds from issuance of common stock and warrants			$ 0.6
2020 June Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares)	5,908,269
Gross proceeds from issuance of common stock and warrants	$ 20.7
Net proceeds from issuance of common stock and warrants	$ 18.6
Over-Allotment Option [Member]
Equity Capital Structure [Abstract]
Issuance of units (in shares)	771,000